CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Formation and operating costs	$ 230,048			$ 132,787			$ 566,302	$ 132,977	$ 415,858	$ 1,965
Loss from operations	(230,048)			(132,787)			(566,302)	(132,977)	(415,858)	(1,965)
Other income (expense):
Interest earned on marketable securities held in Trust Account	526,972			6,456			710,474	6,456	13,316
Unrealized loss on marketable securities held in Trust Account				(1,839)				(1,839)
Total other income, net	526,972			4,617			710,474	4,617
Income (Loss) before provision for income taxes	296,924			(128,170)			144,172	(128,360)
Provision for income taxes	(88,644)						(93,016)
Net income (loss)	$ 208,280	$ (35,497)	$ (121,627)	$ (128,170)	$ (90)	$ (100)	$ 51,156	$ (128,360)	$ (402,542)	$ (1,965)
Redeemable common stock
Other income (expense):
Weighted average shares outstanding, basic (in shares)	11,500,000			6,375,000			11,500,000	2,148,352	4,505,479
Weighted average shares outstanding, diluted (in shares)	11,500,000			6,375,000			11,500,000	2,148,352	4,505,479
Basic net income (loss) per common share (in dollars per share)	$ 0.01			$ (0.01)			$ 0.00	$ (0.03)	$ (0.05)
Diluted net income (loss) per common share (in dollars per share)	$ 0.01			$ (0.01)			$ 0.00	$ (0.03)	$ (0.05)
Non-redeemable common stock
Other income (expense):
Weighted average shares outstanding, basic (in shares)	3,336,500			2,963,712			3,336,500	2,656,269	2,827,725	2,875,000
Weighted average shares outstanding, diluted (in shares)	3,336,500			2,963,712			3,336,500	2,656,269	2,827,725	2,875,000
Basic net income (loss) per common share (in dollars per share)	$ 0.01			$ (0.01)			$ 0.00	$ (0.03)	$ (0.05)	$ 0.00
Diluted net income (loss) per common share (in dollars per share)	$ 0.01			$ (0.01)			$ 0.00	$ (0.03)	$ (0.05)	$ 0.00